NOTES PAYABLE AND OTHER DEBT (Financing Obligations) (Details) (USD $)			12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Capital Lease Obligations [Member]	Dec. 31, 2011 Secured Equipment Note One [Member]	Dec. 31, 2011 Secured Equipment Note Two [Member]	Sep. 30, 2013 Secured Equipment Notes Payable [Member]	Dec. 31, 2012 Secured Equipment Notes Payable [Member]	Dec. 31, 2012 Secured Non Interest Bearing Equipment Notes Payable [Member]	Dec. 31, 2012 Secured Vehicle Notes Payable [Member]	Sep. 30, 2013 Secured Vehicle Notes Payable [Member]	Sep. 30, 2013 Financing For Insurance Premiums [Member]	Sep. 30, 2013 Secured Vehicle Notes Payable Two [Member]	Dec. 31, 2012 Secured Non Interest Bearing Software Notes Payable [Member]	Sep. 30, 2013 Capital Lease Obligations [Member]	Dec. 31, 2012 Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long term debt	$ 183,194	$ 203,160				$ 107,934	$ 132,430	$ 16,000	$ 18,368		$ 19,048	$ 56,212	$ 36,362
Less: Current Portion	(64,144)	(96,548)
Total Financing Obligations	119,050	106,612
Monthly installments								8,000	878				4,215
Periodic payment, amount			1,500	3,406	878	3,406					19,120	1,046		1,491	1,491
Interest rate on outstanding term loan						6.75%				9.00%	4.56%	9.65%
Debt Instrument Purchase Option													$ 1